United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2002

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Company, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ January 16, 2003

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alberto Culver Cl. B           COM              013068101     6406   127100 SH       SOLE                   127100
Avanex Corp.                   COM              05348W109       12    11648 SH       SOLE                    11648
Avanex Corp./R 3/01            COM              05348W109       28    27131 SH       SOLE                    27131
Cadence Dsg Sys, Inc.          COM              127387108      436    36985 SH       SOLE                    36985
Caterpillar                    COM              149123101     8888   194400 SH       SOLE                   194400
Cintas Corp.                   COM              172908105     6411   140130 SH       SOLE                   140130
Cirrus Logic, Inc./R /10/02    COM              172755100       37    12782 SH       SOLE                    12782
Colonial Municpal Tr           COM              195768106      262    25700 SH       SOLE                    25700
Consol Energy, Inc.            COM              20854P109     3055   176800 SH       SOLE                   176800
Constellation Copper Corp.     COM              21036T100       43  1697280 SH       SOLE                  1697280
Discovery Ptners Int'l         COM              254675101       79    28421 SH       SOLE                    28421
Fastenal Co.                   COM              311900104     7949   212600 SH       SOLE                   212600
Gardner Denver, Inc.           COM              365558105     6774   333700 SH       SOLE                   333700
H & R Block, Inc.              COM              093671105     5617   139730 SH       SOLE                   139730
Hathor Exploration, Ltd.       COM              419018106      153   499999 SH       SOLE                   499999
Hawaiian Electric              COM              419870100      264     6000 SH       SOLE                     6000
Health Mgmt. Assoc.            COM              421933102     7569   422850 SH       SOLE                   422850
Helmerich & Payne, Inc.        COM              423452101     5773   206850 SH       SOLE                   206850
Intuitive Surgical, Inc.       COM              46120E107      317    51460 SH       SOLE                    51460
Japan Small Cap. Fd            COM              47109U104     2416   396000 SH       SOLE                   396000
Jumbo Development              COM              48138P108       95  1000000 SH       SOLE                  1000000
Jumbo Development Wt           COM              48138P108        0  1000000 SH       SOLE                  1000000
Latitude Comm                  COM              518292107       35    22677 SH       SOLE                    22677
Linear Technology              COM              535678106    14845   577179 SH       SOLE                   577179
MBIA, Inc.                     COM              55262C100     9116   207850 SH       SOLE                   207850
Mettler-Toledo Int'l           COM              592688105    10580   329997 SH       SOLE                   329997
Molex Inc. Cl A                COM              608554200     8119   408200 SH       SOLE                   408200
Nuance Comm.                   COM              669967101       89    36052 SH       SOLE                    36052
Robert Half Int'l              COM              770323103     9716   603100 SH       SOLE                   603100
Sprint PCS Corp.               COM              852061506      348    79500 SH       SOLE                    79500
St. Mary L&E /R                COM              792228108      605    24205 SH       SOLE                    24205
St. Mary Land & Exp.           COM              792228108    32267  1290664 SH       SOLE                  1290664
Tidewater Inc.                 COM              886423102    10446   335900 SH       SOLE                   335900
Transocean, Inc.               COM              G90078109     1846    79550 SH       SOLE                    79550
Tularik, Inc.                  COM              899165104      111    14876 SH       SOLE                    14876
Veritas DGC, Inc./R            COM              92343P107      112    14207 SH       SOLE                    14207
Verizon Comm.                  COM              077853109      215     5542 SH       SOLE                     5542
Walgreen Co.                   COM              931422109     8649   296300 SH       SOLE                   296300
Waters Corporation             COM              941848103     8263   379400 SH       SOLE                   379400
Webmethods, Inc.               COM              94768C108      126    15332 SH       SOLE                    15332
Westport Resources             COM              961415106    10870   522600 SH       SOLE                   522600